Loss Per Share (Details) - Schedule of basic loss per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of basic loss per share [Abstract]
(Loss) attributable to equity holders of the company ($000)	$ (26,131)	$ (9,323)	$ (7,934)
Weighted average number of ordinary shares in issue	169,065,390	136,482,627	127,553,866
Basic loss per share (cents per share)	$ (15.46)	$ (6.83)	$ (6.22)